Note 39 - Financial Instruments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Market interest rate	1.00%
Increase (decrease) in cash outflow	$ 94,275	$ 150,735	$ 134,491
Contract assets	57,853,030	34,306,195
Cash and Cash Equivalents and Restricted Deposits	104,830,557	37,472,301
Other receivables	390,619	432,696
Credit risk [member]
Statement Line Items [Line Items]
Other receivables	$ 3,632,407	$ 2,386,725